Annual Fund Operating Expenses - BNY Mellon U.S. Mortgage Fund, Inc.	Apr. 30, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.31%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	0.80%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.44%
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	1.55%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.31%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	0.55%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.31%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	0.55%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.26%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	0.70%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, /55% and .70%, respectively. On or after August 30, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.